Summarized Financial Information of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARIZED FINANCIAL INFORMATION OF SUBSIDIARIES
Summary of Financial Information on Subsidiaries

As of December 31, 2018 and 2017, summarized financial information of our principal subsidiaries is as follows:

	December 31, 2018
	Type of Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	296,453,470	982,926,699	1,279,380,169	450,182,594	63,065,351	766,132,224	1,279,380,169	1,263,224,070	(972,499,916)	290,724,154	200,614,083	159,259,319	6,088,801	165,348,120	(42,967,123)	122,380,997	(600,422)	121,780,574
Enel Generación Chile	Separate	548,220,314	2,725,004,288	3,273,224,602	569,928,285	938,139,971	1,765,156,347	3,273,224,603	1,454,348,386	(1,051,644,602)	402,703,784	300,148,133	226,154,177	(49,980,539)	378,187,852	(42,255,124)	335,932,728	(101,720,204)	234,212,523
Enel Distribución Chile	Separate	288,632,068	975,441,251	1,264,073,319	424,550,547	62,721,352	776,801,421	1,264,073,320	1,259,689,827	(971,366,398)	288,323,429	199,676,810	159,625,438	5,418,883	165,044,321	(43,812,619)	121,231,702	(598,985)	120,632,717
Empresa Eléctrica Pehuenche S.A.	Separate	51,279,432	179,693,183	230,972,615	44,459,384	46,238,191	140,275,039	230,972,614	162,768,188	(21,539,174)	141,229,014	135,558,558	128,068,159	224,543	128,348,399	(34,669,191)	93,679,208	—	93,679,208
Enel Green Power Chile Ltda.	Separate	162,710,963	669,741,595	832,452,558	113,123,832	125,240,941	594,087,786	832,452,559	12,831,131	(15,655)	12,815,476	2,521,606	1,702,927	(5,337,680)	71,323,446	1,601,922	72,925,368	71,701,018	144,626,386
Empresa Electrica Panguipulli S.A.	Separate	16,052,462	255,481,676	271,534,138	59,681,465	131,671,924	80,180,749	271,534,138	45,097,744	(5,320,421)	39,777,323	32,476,777	18,680,884	(1,954,238)	16,726,646	(2,647,884)	14,078,762	(3,643,974)	10,434,788
Geotermica del Norte S.A.	Separate	21,765,295	347,871,452	369,636,747	20,910,840	293,675	348,432,232	369,636,747	17,023,794	(2,109,769)	14,914,025	13,168,978	2,001,882	(3,676,151)	(1,674,269)	454,355	(1,219,914)	45,243,420	44,023,506
Parque Eolico Talinay Oriente S.A.	Separate	63,831,605	87,493,829	151,325,434	6,173,259	18,876,242	126,275,934	151,325,435	10,058,036	(2,434,415)	7,623,621	5,310,400	1,014,857	1,312,902	2,327,759	(613,097)	1,714,661	16,552,523	18,267,184
Enel Green Power del Sur	Separate	129,849,852	655,431,547	785,281,399	44,078,091	467,399,245	273,804,063	785,281,399	94,473,391	(21,024,045)	73,449,346	60,053,812	37,537,228	(24,991,814)	12,545,413	(3,455,173)	9,090,240	34,497,623	43,587,863
Grupo Enel Green Power	Consolidated	344,469,181	1,628,444,820	1,972,914,001	334,639,971	768,719,376	869,554,654	1,972,914,001	183,008,879	(22,330,367)	160,678,512	131,378,740	69,236,957	(38,674,306)	30,471,438	(8,837,176)	21,634,262	173,923,954	195,558,216
Grupo Enel Generación Chile	Consolidated	672,467,353	2,996,760,726	3,669,228,079	593,881,208	1,077,855,824	1,997,491,047	3,669,228,079	1,529,364,081	(818,284,050)	711,080,031	582,249,559	464,383,396	(47,947,351)	423,152,001	(104,946,765)	318,205,236	(106,994,091)	211,211,145
Grupo GasAtacama Chile S.A.	Consolidated	154,726,337	601,914,918	756,641,255	61,155,091	94,466,222	601,019,942	756,641,255	271,433,789	(94,746,408)	176,687,381	146,123,452	109,465,013	1,808,644	115,039,230	(27,946,019)	87,093,211	(5,273,886)	81,819,325

	December 31, 2017
	Type of Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile S.A.	Consolidated	261,378,069	893,633,580	1,155,011,649	408,687,866	61,965,918	684,357,865	1,155,011,649	1,333,027,456	(1,062,076,645)	270,950,811	177,188,798	132,510,164	6,411,839	139,079,732	(34,030,322)	105,049,408	1,515,176	106,564,584
Enel Generación Chile S.A.	Separate	590,543,532	2,602,962,586	3,193,506,118	489,875,667	891,083,155	1,812,547,296	3,193,506,118	1,629,277,585	(1,140,707,431)	488,570,154	364,131,027	285,498,271	(37,647,691)	528,254,308	(60,153,339)	468,100,969	72,617,351	540,718,320
Enel Distribucion Chile S.A.	Separate	257,229,219	887,681,380	1,144,910,599	393,273,852	61,523,557	690,113,190	1,144,910,599	1,330,023,450	(1,060,875,186)	269,148,264	176,635,873	133,340,940	5,252,070	138,806,087	(35,037,127)	103,768,960	1,543,151	105,312,110
Empresa Eléctrica Pehuenche S.A.	Separate	35,369,243	186,760,346	222,129,589	38,310,560	48,261,590	135,557,439	222,129,589	152,501,383	(36,289,330)	116,212,053	110,957,039	103,556,904	(395,231)	103,206,672	(26,346,081)	76,860,591	—	76,860,591
Grupo Enel Generación Chile S.A.	Consolidated	662,804,359	2,891,657,830	3,554,462,189	543,356,500	1,022,091,737	1,989,013,952	3,554,462,189	1,634,937,088	(903,978,007)	730,959,081	581,142,074	463,860,015	(36,610,248)	537,641,733	(112,099,519)	425,542,214	67,663,516	493,205,730
Grupo GasAtacama Chile S.A..	Consolidated	182,143,224	611,319,090	793,462,314	75,370,131	83,894,880	634,197,303	793,462,314	307,272,380	(170,752,796)	136,519,584	106,213,750	70,509,184	1,432,674	80,142,531	(25,417,139)	54,725,392	(3,338,115)	51,387,277